Related Party Balance and Transactions	12 Months Ended
Jun. 30, 2025
Related Party Balance and Transactions [Abstract]
Related party balance and transactions

Note 9 — Related party balance and transactions

The following was a summary of related party’s balance and transactions for the years ended June 30, 2025, 2024 and 2023:

Mr. But, Yiu Kong Kenneth (“Mr. Kenneth But”), an executive director of the Group.

Mr. Lao is an executive director and Chief Executive Officer of the Group.

Balance with a related party

	As of June 30,
	2024	2025	2025
	HKD	HKD	US$
Prepayment to a related party:
Nebula 360 Services Limited	$78,086	$-	$-

Transactions with related parties

			For the years ended June 30,
		Nature of	2023	2024	2025
Name of related parties	Relationship	transactions	HKD	HKD	HKD	US$
Noah Trust (Asia) Limited	Mr. Kenneth But being one of its directors	Payroll outsourcing service fee income	$6,000	$6,000	$6,000	$764
Nebula 360 Services Limited	Raymond, brother of Mr. Lao, being the director	Employment service fee expense	$-	$23,460	$46,749	$6,000